As filed with the U.S. Securities and Exchange Commission on May 8, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

February 28, 2023

Loncar Cancer Immunotherapy ETF

Ticker: CNCR

Loncar China BioPharma ETF

Ticker: CHNA

Loncar ETFs

Loncar Cancer Immunotherapy ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar Cancer Immunotherapy ETF (“CNCR” or the “Fund”). The following information pertains to the current fiscal period of September 1, 2022 through February 28, 2023 (the “current fiscal period”). The Fund seeks to track the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index (the “Index”). The Index tracks the performance of a basket of companies that develop therapies to treat cancer by harnessing the body’s own immune system. It contains both leading large pharmaceutical companies and growth-oriented biotechnology companies.

The Fund had negative performance during the current fiscal period. The market price for CNCR decreased -13.26% and the Net Asset Value (“NAV”) decreased -13.28%, while the S&P 500® Index, a broad market index, gained 1.26% over the same period. The Fund’s Index returned negative -12.90%.

From a macro standpoint, this period continued to be very difficult for biotechnology companies in the stock market, including for immunotherapy companies. With the U.S. Federal Reserve raising interest rates, high risk assets like immunotherapy companies have been out of favor with investors. Furthermore, medium and small sized biotech companies, like many held by the fund, typically need to raise new money from investors in follow-on equity offerings every two to three years. The uncertainty regarding the ability of such companies to accomplish this in today’s environment, and on what terms, has also had a negative impact on valuations.

Regarding fundamental progress in immunotherapy medicine, we were encouraged by some things we saw during this period. Importantly, the U.S. FDA during the period approved for the first time three CD3 bi-specific T-cell engagers for follicular lymphoma, non-Hodgkin lymphoma, and multiple myeloma. We believe that CD3 bi-specifics represent an important class of immunotherapies and that this regulatory validation may spur further investor interest in companies working on them. Furthermore, we also believe there could be renewed interest in the cancer vaccine approach to immunotherapy after a high-profile trial of a cancer vaccine succeeded in preventing cancer recurrence or death versus placebo for melanoma patients whose melanoma had been surgically resected. Each success of a new modality adds to the robustness of the immunotherapy approach to treating cancer, which we believe is an important factor in creating long term value.

For the current fiscal period, the best-performing constituents of the Fund were Arcellx, Inc. (ACLX); BeiGene, Ltd. - ADR (BGNE) and Regeneron Pharmaceuticals, Inc. (REGN).

For the current fiscal period, the worst-performing constituents of the Fund were Allogene Therapeutics, Inc. (ALLO); Lyell Immunopharma, Inc. (LYEL) and Fate Therapeutics, Inc. (FATE).

Loncar Cancer Immunotherapy ETF

Letter to Shareholders

(Unaudited) (Continued)

The Fund began trading on October 14, 2015, with 1,450,00 outstanding shares as of February 28, 2023.

We appreciate your investment in CNCR.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund will invest in immunotherapy companies which are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The costs associated with developing new drugs can be significant, and the results are unpredictable. The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals with be obtained and maintained. The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500® Index (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Quotes for the Index can be found under the symbol “SPX” on the Bloomberg Professional service and other financial data providers.

The Loncar Cancer Immunotherapy Index is an index of 30 securities that have a strategic focus on the area of cancer immunotherapy or harnessing the immune system to fight cancer. Quotes for the Index can be found under the symbol “LCINDX” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments in this report. The Loncar Cancer Immunotherapy ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar China BioPharma ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar China BioPharma ETF (“CHNA” or the “Fund”). The following information pertains to the current fiscal period of September 1, 2022, through February 28th, 2023 (the “current fiscal period”). The Fund seeks to track the total return performance, before fees and expenses, of the Loncar China BioPharma Index (the “Index”). The Index tracks the performance of a basket of companies that are leading China’s biotech revolution. With a focus on innovators, the Index contains globally listed companies that have a strategic role in growing China’s drug industry.

The Fund had positive performance during the current fiscal period ending on February 28, 2023. The market price for CHNA increased 8.05% and the NAV increased 9.43%, while the Nasdaq Biotechnology Index, a broad market index, 5.53% over the same period. The Fund’s Index returned positive 9.93%.

From a macro standpoint, positive momentum for Chinese equities was created when two major elements of uncertainty were lifted during the fiscal period. First, it had been unclear whether Chinese companies would be able to comply with the Holding Foreign Companies Accountable Act and remain listed in the United States. On December 15th, 2022, the U.S. Public Company Accounting Oversight Board announced that it had successfully been granted full access to the auditing disclosers of Chinese companies, thus averting a wholesale delisting of companies for this year. Second, there had been substantial uncertainty regarding when China might end the “Zero Covid” policy that had restricted international and domestic travel and caused significant challenges for businesses in China. After being in place for three years, the travel restrictions and related quarantine requirements were lifted in early January of 2023. We believe that resolution of both these factors caused renewed interest by global investors in Chinese equities toward the latter part of the fiscal period.

In terms of biopharma companies specifically, we were encouraged to see numerous companies achieve fundamental successes during the period. For example, in January of 2023, U.S. FDA approved a bi-weekly long-acting risperidone injection treatment developed by one company held by the fund for the treatment of Schizophrenia and Bipolar 1 Disorder. This was the third innovative medicine developed by a Chinese company to be approved in the United States since the fund was founded in 2018. Furthermore, international business development deals by companies held by the fund made positive global headlines. One company out-licensed a PD-1 x VEGF bi-specific antibody to a U.S. biotechnology company for a $500 million upfront payment and up to $5 billion in contingencies over time. Another licensed a selective VEGF inhibitor to a global Japanese company for a $400 million upfront payment and up to $1.13 billion

Loncar China BioPharma ETF

Letter to Shareholders

(Unaudited) (Continued)

in contingencies over time. We believe that deals like these illustrate the value of China biopharma innovation to global partners and have a positive influence on investor sentiment.

For the current fiscal period, the best-performing constituents of the Fund were Alphamab Oncology (9966 HK); Immunotech Biopharm, Ltd. (6978 HK) and Keymed Biosciences, Inc. (2162 HK).

For the current fiscal period, the worst-performing constituents of the Fund were JW Cayman Therapeutics Company, Ltd. (2126 HK); Kintor Pharmaceutical, Ltd. (9939 HK) and I-Mab - ADR (IMAB).

The Fund began trading on August 15, 2018, with 300,000 outstanding shares as of February 28, 2023.

We appreciate your investment in CHNA.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, such as China, it is more likely to be impacted by events or conditions affecting that country or region. A significant portion of the Fund’s assets will be invested in the biotechnology and pharmaceutical industries, which expose the Fund to the risks of the following sector. Companies in the health care sector are subject to extensive government regulation. The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. The values of many companies in the health care sector may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the investments. The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is considered non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund is not actively managed and the Fund’s sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The biopharmaceutical

Loncar China BioPharma ETF

Letter to Shareholders

(Unaudited) (Continued)

industry in China is strictly regulated and changes in such regulations, including banning or limiting certain products, may have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies. The laws and regulations applicable to the process of administrative approval of medicine and its production in China require entities producing biopharma products to comply strictly with certain standards and specifications promulgated by the government.

The Nasdaq Biotechnology Index -An index designed to track the performance of a set of securities listed on The Nasdaq Stock Market” (Nasdaq®) that are classified as either biotechnology or pharmaceutical companies and is a modified market capitalization weighted index. Quotes for the Index can be found under the symbol “XNBI” on the Bloomberg Professional service and other financial data providers.

The Loncar China BioPharma Index -an index that tracks the performance of a basket of companies that are leading China’s biotech revolution. With a focus on innovators, the Index contains globally listed companies that have a strategic role in growing China’s drug industry. Quotes for the Index can be found under the symbol “LCHINA” on the Bloomberg Professional service and other financial data providers.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments in this report. The Loncar China BioPharma ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar Cancer Immunotherapy ETF

Portfolio Allocation

As of February 28, 2023 (Unaudited)

Industry Group	Percentage of Net Assets
Biotechnology♦	83.6%
Pharmaceuticals	16.4
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

Country	Percentage of Net Assets
United States	72.7%
Netherlands	8.6
United Kingdom	6.0
Germany	5.9
Switzerland	3.8
Denmark	3.0
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in the Notes to Financial Statements.

Loncar China BioPharma ETF

Portfolio Allocation

As of February 28, 2023 (Unaudited)

Industry Group	Percentage of Net Assets
Biotechnology♦	55.7%
Pharmaceuticals	23.5
Biotechnology Services	9.6
Pharmaceutical Services	3.3
Diagnostics	3.0
Pharmaceutical Manufacturing	2.9
Pharmaceutical Distribution	1.9
Short-Term Investments	0.1
Liabilities in Excess of Other Assets+	(0.0)
Total	100.0%

Country	Percentage of Net Assets
China	85.1%
Hong Kong	8.7
United States	5.2
Cayman Islands	1.0
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in the Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

Loncar Cancer Immunotherapy ETF

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 100.0%
	Biotechnology — 83.6% (a)
289,376	Agenus, Inc. (b)	$596,115
99,729	Allogene Therapeutics, Inc. (b)	633,279
22,755	Arcellx, Inc. (b)	637,367
22,778	Arcus Biosciences, Inc. (b)	414,787
1,807	Argenx SE - ADR (b)	661,398
3,388	BeiGene, Ltd. - ADR (b)	761,046
22,580	Bicycle Therapeutics plc - ADR (b)	513,243
3,880	BioNTech SE - ADR	504,594
14,865	CRISPR Therapeutics AG (b)	733,142
49,690	Fate Therapeutics, Inc. (b)	304,103
15,775	Genmab AS - ADR (b)	592,509
38,078	IGM Biosciences, Inc. (b)	800,400
75,841	Immatics NV (b)	642,373
105,228	ImmunityBio, Inc. (b)	256,756
11,883	Immunocore Holdings plc - ADR (b)	651,783
25,199	Inhibrx, Inc. (b)	606,288
110,671	Iovance Biotherapeutics, Inc. (b)	806,792
32,887	iTeos Therapeutics, Inc. (b)	582,429
55,483	Janux Therapeutics, Inc. (b)	922,682
13,579	Legend Biotech Corporation - ADR (b)	627,078
215,268	Lyell Immunopharma, Inc. (b)	462,826
53,056	Merus NV (b)	1,011,778
39,393	RAPT Therapeutics, Inc. (b)	1,160,124
26,161	Replimune Group, Inc. (b)	572,926
25,592	Xencor, Inc. (b)	822,271
		16,278,089
	Pharmaceuticals — 16.4%
9,414	Bristol-Myers Squibb Company	649,189
8,156	Gilead Sciences, Inc.	656,803
6,442	Merck & Company, Inc.	684,398
3,407	Moderna, Inc. (b)	472,926
963	Regeneron Pharmaceuticals, Inc. (b)	732,285
		3,195,601
	TOTAL COMMON STOCKS (Cost $21,460,493)	19,473,690

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.1%
15,152	First American Government Obligations Fund - Class X — 4.37% (c)	$15,152
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,152)	15,152
	TOTAL INVESTMENTS (Cost $21,475,645) — 100.1%	19,488,842
	Liabilities in Excess of Other Assets — (0.1)%	(12,641)
	NET ASSETS — 100.0%	$19,476,201

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in the Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Biotechnology — 55.7% (a)
11,000	3D Medicines, Inc. (b)	$103,280
93,000	3SBio, Inc. (c)	92,177
32,000	AIM Vaccine Company, Ltd. (b)	101,510
16,000	Akeso, Inc. - Class B (b)(c)	81,534
52,000	Alphamab Oncology (b)(c)	96,190
108,000	Antengene Corporation, Ltd. (b)(c)	54,760
26,600	Ascentage Pharma Group International (b)(c)	84,549
132,000	Ascletis Pharma, Inc. (b)(c)	54,149
553	BeiGene, Ltd. - ADR (b)	124,220
67,500	Brii Biosciences, Ltd. (b)	51,080
11,400	CanSino Biologics, Inc. - H Shares (c)	86,558
42,500	CARsgen Therapeutics Holdings, Ltd. (b)(c)	85,655
956,000	CK Life Sciences Int’l Holdings, Inc.	97,433
216,000	Clover Biopharmaceuticals, Ltd. (b)	68,794
116,000	CStone Pharmaceuticals (b)(c)	58,078
35,500	Everest Medicines, Ltd. (b)(c)	76,884
30,000	Genscript Biotech Corporation (b)	81,980
170,000	HBM Holdings, Ltd. (b)(c)	55,226
5,403	Hutchmed China, Ltd. - ADR (b)	89,420
14,071	I-Mab - ADR (b)	60,505
60,000	Immunotech Biopharm, Ltd. (b)	48,538
56,000	InnoCare Pharma, Ltd. (b)(c)	61,426
18,000	Innovent Biologics, Inc. (b)(c)	87,369
79,800	Jacobio Pharmaceuticals Group Company, Ltd. (b)(c)	89,158
31,500	Jiangsu Recbio Technology Company, Ltd. - H Shares (b)(c)	97,315
105,000	JW Cayman Therapeutics Company, Ltd. (b)(c)	59,392
10,500	Keymed Biosciences, Inc. (b)(c)	84,273
52,500	Kintor Pharmaceutical, Ltd. (b)(c)	64,743
2,008	Legend Biotech Corporation - ADR (b)	92,729
107,000	Lepu Biopharma Company, Ltd. - H Shares (b)(c)	88,059
30,303	LianBio - ADR (b)	56,060
71,000	Ocumension Therapeutics (b)(c)	90,994
12,500	Remegen Company, Ltd. - H Shares (b)(c)	81,852
19,900	Shanghai Haohai Biological Technology Company, Ltd. - H Shares (c)	104,323

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Biotechnology — 55.7% (a) (Continued)
21,600	Shanghai Junshi Biosciences Company, Ltd. - H Shares (b)(c)	$86,130
238,500	Sino Biopharmaceutical, Ltd.	123,056
10,250	Sirnaomics, Ltd. (b)(c)	80,961
301,000	Viva Biotech Holdings (b)(c)	60,587
2,557	Zai Lab, Ltd. - ADR (b)	94,993
98,000	Zhaoke Opthamology, Ltd. (c)	50,689
		3,206,629
	Biotechnology Services — 9.6%
10,600	Hangzhou Tigermed Consulting Company, Ltd. - H Shares (c)	121,604
19,940	Joinn Laboratories China Company, Ltd. - H Shares (c)	86,370
20,000	Pharmaron Beijing Company, Ltd. - H Shares (c)	111,854
11,157	WuXi AppTec Company, Ltd. - H Shares (c)	118,755
16,500	Wuxi Biologics Cayman, Inc. (b)(c)	114,982
		553,565
	Diagnostics — 3.0%
22,653	Burning Rock Biotech, Ltd. - ADR (b)	73,849
24,000	New Horizon Health, Ltd. (b)(c)	100,286
		174,135
	Pharmaceutical Distribution — 1.9%
40,300	Sinopharm Group Company, Ltd. - H Shares	107,816

	Pharmaceutical Manufacturing — 2.9%
165,000	SSY Group, Ltd.	98,796
69,600	YiChang HEC ChangJiang Pharmaceutical Company, Ltd. - H Shares (b)(c)	71,821
		170,617
	Pharmaceutical Services — 3.3%
6,540	Asymchem Laboratories Tianjin Company, Ltd. - H Shares (c)	87,900
30,500	Biocytogen Pharmaceuticals Beijing Company, Ltd. - H Shares (b)	100,443
		188,343
	Pharmaceuticals — 23.5%
58,000	China Medical System Holdings, Ltd.	87,190
126,500	China Resources Pharmaceutical Group, Ltd. (c)	103,946

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Pharmaceuticals — 23.5% (Continued)
122,880	CSPC Pharmaceutical Group, Ltd.	$131,967
159,500	Grand Pharmaceutical Group, Ltd.	90,626
33,000	Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd. - H Shares	97,115
68,000	Hansoh Pharmaceutical Group Company, Ltd. (c)	122,148
114,000	Hua Medicine (b)(c)	58,964
28,170	Livzon Pharmaceutical Group, Inc. - H Shares	97,794
189,000	Luye Pharma Group, Ltd. (b)(c)	86,921
56,000	SciClone Pharmaceuticals Holdings, Ltd. (c)	70,415
44,000	Shanghai Fosun Pharmaceutical Group Company, Ltd. - H Shares	128,645
56,400	Shanghai Pharmaceuticals Holding Company, Ltd. - H Shares	99,443
759,000	Sihuan Pharmaceutical Holdings Group, Ltd.	87,992
70,000	Simcere Pharmaceutical Group, Ltd. (c)	90,961
		1,354,127
	TOTAL COMMON STOCKS (Cost $7,869,871)	5,755,232

	SHORT-TERM INVESTMENTS — 0.1%
3,459	First American Government Obligations Fund - Class X — 4.37% (d)	3,459
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,459)	3,459
	TOTAL INVESTMENTS (Cost $7,873,330) — 100.0%	5,758,691
	Liabilities in Excess of Other Assets — (0.0)% (e)	(2,190)
	NET ASSETS — 100.0%	$5,756,501

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in the Notes to Financial Statements.

(b)	Non-income producing security.
(c)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2023, the value of these securities amounted to $3,359,958 or 58.4% of net assets

(d)	Rate shown is the annualized seven-day yield as of February 28, 2023.
(e)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	Loncar Cancer Immunotherapy ETF	Loncar China BioPharma ETF
ASSETS
Investments in securities, at value*	$19,488,842	$5,758,691
Foreign currency, at value*	—	1,292
Dividends and interest receivable	35	284
Total assets	19,488,877	5,760,267

LIABILITIES
Management fees payable	12,676	3,766
Total liabilities	12,676	3,766

NET ASSETS	$19,476,201	$5,756,501

Net Asset Consist of:
Paid-in capital	$57,127,947	$12,364,803
Total distributable earnings (accumulated deficit)	(37,651,746)	(6,608,302)
Net assets	$19,476,201	$5,756,501

Net Asset Value:
Net assets	$19,476,201	$5,756,501
Shares outstanding ^	1,450,000	300,000
Net asset value, offering and redemption price per share	$13.43	$19.19

* Identified Cost:
Investments in securities	$21,475,645	$7,873,330
Foreign currency	—	1,292

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

Statements of Operations

For the Six-Months Ended February 28, 2023 (Unaudited)

	Loncar Cancer Immunotherapy ETF	Loncar China BioPharma ETF
INCOME
Dividends	$37,638	$9,282
Interest	298	209
Total investment income	37,936	9,491

EXPENSES
Management fees	84,413	21,057
Total expenses	84,413	21,057

Net investment income (loss)	(46,477)	(11,566)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(5,051,068)	(461,219)
Foreign currency transactions	—	74
Change in unrealized appreciation (depreciation) on:
Investments	1,886,242	968,631
Foreign currency translation	—	32
Net realized and unrealized gain (loss) on investments	(3,164,826)	507,518
Net increase (decrease) in net assets resulting from operations	$(3,211,303)	$495,952

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

Statements of Changes in Net Assets

	Six-Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
OPERATIONS
Net investment income (loss)	$(46,477)	$(79,897)
Net realized gain (loss) on investments	(5,051,068)	(8,989,848)
Change in unrealized appreciation (depreciation) on investments	1,886,242	(8,507,959)
Net increase (decrease) in net assets resulting from operations	(3,211,303)	(17,577,704)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(764,347)
Tax return of capital to shareholders	—	(1,552,322)
Total distributions to shareholders	—	(2,316,669)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,087,040	7,098,730
Payments for shares redeemed	(3,633,875)	(8,408,775)
Net increase (decrease) in net assets derived from capital share transactions (a)	(546,835)	(1,310,045)
Net increase (decrease) in net assets	$(3,758,138)	$(21,204,418)

NET ASSETS
Beginning of period/year	$23,234,339	$44,438,757
End of period/year	$19,476,201	$23,234,339

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	200,000	400,000
Shares redeemed	(250,000)	(350,000)
Net increase (decrease)	(50,000)	50,000

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Statements of Changes in Net Assets

	Six-Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
OPERATIONS
Net investment income (loss)	$(11,566)	$(1,782)
Net realized gain (loss) on investments and foreign currency transactions	(461,145)	(3,205,210)
Change in unrealized appreciation (depreciation) on investments and foreign currency translation	968,663	(3,526,363)
Net increase (decrease) in net assets resulting from operations	495,952	(6,733,355)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(1,061,000)
Total distributions to shareholders	—	(1,061,000)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	2,182,690
Payments for shares redeemed	—	(4,415,380)
Transaction fees (Note 6)	—	132
Net increase (decrease) in net assets derived from capital share transactions (a)	—	(2,232,558)
Net increase (decrease) in net assets	$495,952	$(10,026,913)

NET ASSETS
Beginning of period/year	$5,260,549	$15,287,462
End of period/year	$5,756,501	$5,260,549

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	100,000
Shares redeemed	—	(200,000)
Net increase (decrease)	—	(100,000)

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended February 28, 2023		Year Ended August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$15.49		$30.65	$26.86	$19.54	$25.73	$25.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.03)		(0.06)	(0.11)	(0.07)	(0.05)	(0.09)
Net realized and unrealized gain (loss) on investments (2)	(2.03)		(13.25)	4.19	7.39	(6.14)	0.48
Total from investment operations	(2.06)		(13.31)	4.08	7.32	(6.19)	0.39

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.61)	(0.29)	—	—	(0.35)
Tax return of capital to shareholders	—		(1.24)	—	—	—	—
Total distributions to shareholders	—		(1.85)	(0.29)	—	—	(0.35)

Net asset value, end of period/year	$13.43		$15.49	$30.65	$26.86	$19.54	$25.73

Total return	-13.28	%(3)	-45.54%	15.11%	37.47%	-24.05%	1.63%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$19,476		$23,234	$44,439	$40,293	$34,195	$59,172

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income (loss) to average net assets	(0.43	)%(4)	(0.27)%	(0.37)%	(0.32)%	(0.26)%	(0.34)%
Portfolio turnover rate (5)	27	%(3)	64%	58%	53%	58%	78%

(1)	Calculated based on average shares outstanding during the period.
(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended February 28, 2023		Year Ended August 31,				Period Ended August 31,
	(Unaudited)		2022	2021	2020	2019	2018(1)
Net asset value, beginning of period/year	$17.54		$38.22	$31.93	$22.92	$25.00	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.04)		(0.01)	(0.02)	0.10	0.14	(0.01)
Net realized and unrealized gain (loss) on investments (3)	1.69		(17.64)	6.46	8.95	(2.23)	0.01
Total from investment operations	1.65		(17.65)	6.44	9.05	(2.09)	—

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(3.03)	(0.15)	(0.04)	—	—
Total distributions to shareholders	—		(3.03)	(0.15)	(0.04)	—	—

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—		0.00 (4)	0.00 (4)	0.00 (4)	0.01	—

Net asset value, end of period/year	$19.19		$17.54	$38.22	$31.93	$22.92	$25.00

Total return	9.43	%(5)	-48.72%	20.26%	39.56%	-8.33%	0.01	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$5,757		$5,261	$15,287	$11,974	$6,875	$2,500

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(6)	0.79%	0.79%	0.79%	0.79%	0.79	%(6)
Net investment income (loss) to average net assets	(0.43	)%(6)	(0.02)%	(0.05)%	0.40%	0.64%	(0.78	)%(6)
Portfolio turnover rate (7)	21	%(5)	27%	44%	54%	35%	0	%(5)

(1)	Commencement of operations on August 14, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(4)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Financial Highlights

For a capital share outstanding throughout the period/year (Continued)

(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

Notes to Financial Statements

February 28, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Loncar China BioPharma ETF is a diversified series and Loncar Cancer Immunotherapy ETF is a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Loncar Cancer Immunotherapy ETF’s investment objective is to track the return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index. The Loncar China BioPharma ETF’s investment objective is to track the performance, before fees and expenses, of the Loncar China BioPharma Index. The Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF commenced operations on October 13, 2015, and August 14, 2018, respectively.

The end of the reporting period for the Funds is February 28, 2023, and the period covered by these Notes to Financial Statements is the six-month period of September 1, 2022 through February 28, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Loncar Cancer Immunotherapy ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$19,473,690	$—	$—	$19,473,690
Short-Term Investments	15,152	—	—	15,152
Total Investments in Securities	$19,488,842	$—	$—	$19,488,842

Loncar China BioPharma ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,755,232	$—	$—	$5,755,232
Short-Term Investments	3,459	—	—	3,459
Total Investments in Securities	$5,758,691	$—	$—	$5,758,691

^	See Schedule of Investments to see breakdown of securities by industry group.

As of the end of the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and from net realized gains on securities are declared and paid by the Funds on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences are primarily due to differing book and tax treatments for in-kind transactions, if any. During the fiscal year ended August 31, 2022, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Loncar Cancer Immunotherapy ETF	$(1,675,388)	$1,675,388
Loncar China BioPharma ETF	$876,076	$(876,076)

During the fiscal year ended August 31, 2022, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Loncar Cancer Immunotherapy ETF	$1,675,388
Loncar China BioPharma ETF	(844,481)

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For the services it provides to the Funds, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.79% of each Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser.

The Adviser entered into an agreement with Loncar Investments, LLC (the “Sponsor”), pursuant to which the Sponsor agreed to (i) assist with the development of and provide other support to the Fund and (ii) assume the obligation of the Adviser to pay all expenses of the Fund (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee for its services under the arrangement. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Loncar Cancer Immunotherapy ETF	$6,364,576	$6,384,701
Loncar China BioPharma ETF	$1,079,014	$1,078,810

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follow:

	In-kind Purchases	In-kind Sales
Loncar Cancer Immunotherapy ETF	$3,084,801	$3,628,970
Loncar China BioPharma ETF	$—	$—

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2022 were as follows:

	Loncar Cancer Immunotherapy ETF	Loncar China BioPharma ETF
Tax cost of investments	$28,219,330	$8,557,268
Gross tax unrealized appreciation	$3,487,648	$231,173
Gross tax unrealized depreciation	(8,461,035)	(3,525,870)
Net tax unrealized appreciation (depreciation)	(4,973,387)	(3,294,697)
Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Other accumulated gain (loss)	(29,467,056)	(3,809,557)
Distributable earnings (accumulated deficit)	$(34,440,443)	$(7,104,254)

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and tax treatment of passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2022, Loncar Cancer Immunotherapy ETF elected to defer $89,180 late-year ordinary losses.

At August 31, 2022, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
Loncar Cancer Immunotherapy ETF	$18,927,302	$10,450,574
Loncar China BioPharma ETF	$1,888,978	$1,920,579

During the fiscal year ended August 31, 2022, there was no capital loss carryforward utilized.

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2022 was as follows:

	Ordinary Income	Return of Capital
Loncar Cancer Immunotherapy ETF	$764,347	$1,552,322
Loncar China BioPharma ETF	$1,061,000	$—

The tax character of distributions paid by the Funds during the fiscal period ended August 31, 2021 was as follows:

Ordinary Income
Loncar Cancer Immunotherapy ETF	$432,179
Loncar China BioPharma ETF	$57,982

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Nasdaq Stock Market LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Loncar Cancer Immunotherapy ETF is $300 and the Loncar China BioPharma ETF fee is $750, both payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – RISKS

Industry Risk. To the extent that the Funds invest more heavily in particular industry groups of the economy, their performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

Loncar Cancer Immunotherapy ETF:

Immunotherapy Companies Risk. Immunotherapy Companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective, or unprofitable. The stock prices of Immunotherapy Companies have been and will likely continue to be very volatile.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

Loncar China BioPharma ETF:

China Biopharma Risk. The biopharmaceutical industry in China is strictly regulated and changes in such regulations, including banning or limiting certain products, may have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies. The laws and regulations applicable to the process of administrative approval of medicine and its production in China require entities producing biopharma products to comply strictly with certain standards and specifications promulgated by the government. In the event that a product is discovered to be not compliant with the government’s standards and specifications, the health department may revoke its approval of such product, or otherwise limit the use of such product. Additionally, the process of conducting research and various tests on new products before obtaining a new medicine certificate from the National Medical Products Administration (“NMPA”) and subsequent procedures may take several years, and the price of certain biopharma products may be regulated in China. Changes in these laws and regulations, including banning or limiting certain products, could have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies held by the Fund.

Currency Exchange Rate Risk. The Fund’s assets include investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Loncar ETFs

Expense Examples

For the Six-Months Ended February 28, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Loncar ETFs

Expense Examples

For the Six-Months Ended February 28, 2023 (Unaudited) (Continued)

Loncar Cancer Immunotherapy ETF

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period (1)
Actual	$1,000.00	$ 867.20	$3.66
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,020.88	$3.96

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

Loncar China BioPharma ETF

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period (2)
Actual	$1,000.00	$ 1,094.30	$4.10
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,020.88	$3.96

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

Loncar ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Loncar ETFs

Approval of Advisory Agreement & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 26, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF (each, a “Fund” and, together, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the continuation of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s

Loncar ETFs

APPROVAL OF Advisory AGREEMENT & BOARD CONSIDERATIONS

(Unaudited) (Continued)

review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board also considered other services provided by the Adviser to the Funds, including monitoring the Funds’ adherence to their investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as a passively managed fund. Additionally, the Board considered that the Adviser does not serve as the index provider to the Funds; rather, each Fund tracks an index created and owned by Loncar Investments LLC.

Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended June 30, 2022, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in each Fund’s Morningstar category – US Fund Health and US Fund China Region, respectively (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.

Loncar Cancer Immunotherapy ETF: The Board noted that, for each of the one-year, three-year, five-year, and since inception periods ended June 30, 2022, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500 Index, for each of the one-year, three-year, five-year, and since inception periods. The S&P 500 Index provides an indication of the performance of U.S. large-cap companies. The Board noted, however, that the Fund seeks to provide investors with exposure to companies in a very specific industry, not broad exposure to the large-cap equity market.

The Board noted that, for the one-year, three-year, five-year and since inception periods ended June 30, 2022, the Fund underperformed the median return of its Peer Group and Category Peer Group. The Board took into consideration that the Peer Group and Category Peer Group include ETFs that focus more on companies in the

Loncar ETFs

APPROVAL OF Advisory AGREEMENT & BOARD CONSIDERATIONS

(Unaudited) (Continued)

broader health care sector. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-year and three-year periods and underperformed all of the funds from the Selected Peer Group over the five-year period ended June 30, 2022. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as funds that invest in companies that focus on biotech and pharmaceutical drugs and therapies.

Loncar China BioPharma ETF: The Board noted that, for each of the one-year, three-year, and since inception periods ended June 30, 2022, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund underperformed its broad-based benchmark, the NASDAQ Biotech Index, for the one-year, three-year, and since inception periods. The NASDAQ Biotech Index provides an indication of the performance of NASDAQ-listed companies classified in the biotechnology or pharmaceuticals industry. The Board noted, however, that the Fund seeks to provide investors with exposure to Chinese companies in the biopharmaceutical industry, not broader exposure to companies in the greater biotechnology industry, including both U.S. and non-U.S. companies.

The Board noted that, for the one-year, three-year and since inception periods ended June 30, 2022, the Fund underperformed the median return of its Peer Group and Category Peer Group. The Board took into consideration that the Peer Group and Category Peer Group focus more heavily on ETFs that invest broadly in Chinese companies, rather than Chinese pharmaceutical companies, and, unlike the Fund, none of the peer funds offered a double-digit 12-month yield. The Board also noted that the Fund underperformed both of the funds from the Selected Peer Group for the one-year and three-year periods. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as funds that invest in China-based biotech and health care companies.

Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources.

Loncar ETFs

APPROVAL OF Advisory AGREEMENT & BOARD CONSIDERATIONS

(Unaudited) (Continued)

Loncar Cancer Immunotherapy ETF: The Board noted that the Fund’s net expense ratio was equal to its unified fee (described above). The Board compared the Fund’s net expense ratio to its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in the Peer Group and lower than the median net expense ratio of funds in the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.

Loncar China BioPharma ETF: The Board noted that the Fund’s net expense ratio was equal to its unified fee (described above). The Board compared the Fund’s net expense ratio to its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in the Peer Group and lower than the median net expense ratio of funds in the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was higher than the net expense ratios of funds in its Selected Peer Group.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Loncar ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended August 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Loncar Cancer Immunotherapy ETF	36.49%
Loncar China BioPharma ETF	5.81%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2022 was as follows:

Loncar Cancer Immunotherapy ETF	29.89%
Loncar China BioPharma ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Loncar Cancer Immunotherapy ETF	0.00%
Loncar China BioPharma ETF	0.00%

Information About Portfolio Holdings

(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.loncarfunds.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on its website at www.loncarfunds.com daily.

Loncar ETFs

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.loncarfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.loncarfunds.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at www.loncarfunds.com.

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Adviser

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider

Loncar Investments, LLC
P.O. Box 15072
Lenexa, Kansas 66285

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Loncar Cancer Immunotherapy ETF

Symbol – CNCR
CUSIP – 26922A826

Loncar China BioPharma ETF

Symbol – CHNA
CUSIP – 26922A370

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5-4-2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5-4-2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5-4-2023

*	Print the name and title of each signing officer under his or her signature.